Consolidated Statements of Changes in Shareholders Equity - USD ($)	Total	Capital Stock [Member]	Obligation to Issue Shares [Member]	Reserves [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2014	$ 16,598,926	$ 22,141,417		$ 2,375,598	$ (7,918,089)
Beginning Balance (Shares) at Dec. 31, 2014		45,246,752
Statement [Line Items]
Exercise of options	223,740	$ 373,723		(149,983)
Exercise of options (Shares)		825,000
Share-based expense	672,533			672,533
Dividends paid	(1,377,654)				(1,377,654)
Net income (loss) for the year	(2,510,826)				(2,510,826)
Ending Balance at Dec. 31, 2015	13,606,719	$ 22,515,140		2,898,148	(11,806,569)
Ending Balance (Shares) at Dec. 31, 2015		46,071,752
Statement [Line Items]
Exercise of options	152,126	$ 314,680		(162,554)
Exercise of options (Shares)		340,000
Shares to be issued	192,946		$ 192,946
Share-based expense	285,745			285,745
Net income (loss) for the year	(2,465,592)				(2,465,592)
Ending Balance at Dec. 31, 2016	11,771,944	$ 22,829,820	192,946	3,021,339	(14,272,161)
Ending Balance (Shares) at Dec. 31, 2016		46,411,752
Statement [Line Items]
Exercise of options				162,554
Exercise of options (Shares)		340,000
Shares to be issued	131,527		131,527
Shares issued	208,486	$ 401,432	(192,946)
Shares issued (Shares)		500,000
Share-based expense	469,187			469,187
Net income (loss) for the year	(5,015,911)				(5,015,911)
Ending Balance at Dec. 31, 2017	$ 7,565,233	$ 23,231,252	$ 131,527	$ 3,490,526	$ (19,288,072)
Ending Balance (Shares) at Dec. 31, 2017		46,911,752